Feb. 28, 2020

GOLDMAN SACHS TRUST II

Class R6 Shares of the

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated July 1, 2020 to the

Prospectus, dated February 28, 2020, as supplemented to date

Effective immediately, the Fund’s Prospectus is revised as follows:

The following paragraph is added under the “Summary—Principal Risks of the Fund” section of the Prospectus:

Dividend-Paying Investments Risk. The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.